Group entities - Narrative (Details) $ in Millions			5 Months Ended	12 Months Ended
	Feb. 07, 2024 USD ($) division	Jun. 07, 2022 ton	Jun. 06, 2022 joint_venture	Dec. 31, 2024 USD ($) division	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 segment	Jun. 21, 2022	May 31, 2022
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Number of operating divisions				3			3
Gains (losses) recognised when control of subsidiary is lost | $				$ 19.7
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture				61.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture				59.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%			50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%			50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Number of joint venture companies | joint_venture			2
CMB.TECH NV
Disclosure Of Interests In Other Entities [Line Items]
Number of operating divisions | division	3
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%	100.00%
Percentage of voting equity interests acquired		50.00%							50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%	100.00%
Percentage of voting equity interests acquired		50.00%							50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Percentage of voting equity interests acquired		50.00%						50.00%
Number of subsidiaries | ton		2
CMB | CMB.TECH NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	100.00%				100.00%
Consideration transferred | $	$ 1,150.0
Number of operating divisions | division	3